Fair Value Measurements - Schedule of Fair Value Measurements (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Measurements [Line Items]
Warrant liabilities	$ 757,620	$ 1,449,000
Level 1 [Member]
Schedule of Fair Value Measurements [Line Items]
Warrant liabilities	757,620	1,449,000
Level 2 [Member]
Schedule of Fair Value Measurements [Line Items]
Warrant liabilities
Level 3 [Member]
Schedule of Fair Value Measurements [Line Items]
Warrant liabilities